Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
OPERATING ACTIVITIES
Net income (loss)	$ (97,958)	(616,537)	416,330	279,014
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation	4,349	27,370	30,552	18,791
Amortization of acquired intangible assets	4,203	26,454	21,520	9,654
Impairment loss on goodwill and intangible assets	168,023	1,057,522	4,600
Allowance for doubtful receivables	568	3,572	5,136	1,885
Change in fair value of contingent consideration payables				5,946
Compensation expenses associated with stock options	9,057	57,003	22,211	6,609
Loss (gain) on disposal of property, plant and equipment	86	542	(97)	26
Net income from discontinued operations	(20,266)	(127,553)
Investment income			(41,244)	(18,905)
Share of income of affiliates	(2,263)	(14,246)	(12,904)	(774)
Changes in fair value of contingent assets	(1,986)	(12,500)
Deferred taxes	(2,612)	(16,431)	(1,450)	2,835
Changes in operating assets and liabilities:
Accounts receivable	1,401	8,819	(61,750)	(85,639)
Insurance premium receivables	16	99	141	(213)
Other receivables	(5,346)	(33,646)	(7,951)	(5,167)
Other current assets	82	515	(6,357)	(762)
Accounts payable	5,352	33,686	13,793	13,071
Insurance premium payables	214	1,348	(607)	(2,243)
Other payables and accrued expenses	10,347	65,125	(22,386)	16,004
Accrued payroll	1,018	6,406	6,629	7,631
Income taxes payable	2,460	15,484	(2,482)	11,170
Other tax liabilities	1,330	8,368	2,981	666
Net cash generated from operating activities	78,075	491,400	366,665	259,599
Cash flows from investing activities:
Purchase of short term investments	(4,962)	(31,230)
Purchase of non-current assets	(230)	(1,450)	(2,509)	(1,401)
Addition in investment in affiliates	(95)	(600)	(39,511)	(68,269)
Purchase of property, plant and equipment	(3,314)	(20,859)	(24,398)	(47,792)
Purchase of intangible assets	(120)	(758)
Proceeds from disposal of property and equipment	126	793	1,425	2,059
Acquisition of subsidiaries, net of cash acquired of RMB2,006, RMB18,156, and RMB208 (US$33) in 2009, 2010 and 2011, respectively	(7,944)	(49,996)	(307,844)	(330,652)
Disposal of subsidiaries, net of cash disposed of RMB255, RMB5,283, and RMB23,607 (US$3,751) in 2009, 2010 and 2011, respectively and transaction cost of RMB3,557 (US$565) in 2011	62,097	390,836	(2,733)	4,110
Repayments from (advance to) related parties	(52,727)	(331,860)	(17,231)	183,459
Decrease (increase) in restricted cash	(143)	(899)	(7,220)	2,243
Net cash (used in) generated from investing activities	(7,312)	(46,023)	(400,021)	(256,243)
Cash flows from financing activities:
Payment for contingent consideration	(15,888)	(100,000)	(125,380)
Acquisition of additional interests in subsidiaries	(4,501)	(28,330)	(2,410)
Increase in capital injection by noncontrolling interests	1,102	6,937	12,295	20,315
Repayments to related parties			(8,907)	(8,923)
Proceeds from share issuances			743,767
Proceeds on exercise of stock options	843	5,305	10,075
Repurchase of ordinary shares	(2,180)	(13,722)	(37,287)
Dividends paid			(80,985)	(68,558)
Net cash (used in) generated from financing activities	(20,624)	(129,810)	511,168	(57,166)
Net (decrease) increase in cash and cash equivalents	50,139	315,567	477,812	(53,810)
Cash and cash equivalents at beginning of year	305,833	1,924,884	1,457,890	1,510,432
Effect of exchange rate changes on cash and cash equivalents	(2,906)	(18,291)	(10,818)	1,268
Cash and cash equivalents at end of year	353,066	2,222,160	1,924,884	1,457,890
Supplemental disclosure of cash flow information:
Interest paid			5	4
Income taxes paid	$ 14,921	93,913	97,869	80,826